ACQUISITIONS AND DISPOSALS (Tables)	9 Months Ended
Sep. 30, 2020
ACQUISITIONS AND DISPOSALS [Abstract]
Allocation of Purchase Price
The allocation of the purchase price as of the date of acquisition is summarized as follows:

$_

Cash and cash equivalent	92,669
Prepaid expense and other assets, net of allowance for credit losses of $21,471	212,244
Long-term investments	33,757
Identifiable intangible assets (i)	27,167
Others	5,752

Total assets acquired	371,589

Accrued expenses, payables and liabilities	(229,922)
Borrowings	(29,923)
Others	(2,560)

Total liabilities assumed	(262,405)

Net assets acquired	109,184

Fulfilled by:
Cash consideration	259,960
Fair value of non-controlling interests (ii)	37,511
Fair value of previously held interests (iii)	4,103

Goodwill	192,390

(i)	Acquired intangible assets had estimated amortization periods not exceeding eight years.

(ii)	Fair value of non-controlling interests was estimated with reference to the recent purchase price per share as of the acquisition date.

(iii)
Fair value of previously held interests was estimated based on the purchase consideration payable to similar instruments and recorded a gain of $3,003 in the consolidated statements of operations for the period ended September 30, 2020.